Market Risk Benefits - Rollforward of Net Market Risk Benefit Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Market Risk Benefit [Roll Forward]
Beginning balance	$ 879	$ 1,462
Beginning balance, before effect of changes in the instrument-specific credit risk	1,043	1,506
Issuances	10	10
Interest accrual	42	24
Attributed fees collected	302	240
Benefit payments	(165)	(181)
Effect of changes in interest rates	(31)	(957)
Effect of changes in equity markets	(600)	437
Effect of changes in equity index volatility	(126)	121
Actual policyholder behavior different from expected behavior	30	(131)
Effect of changes in future expected policyholder behavior	11	5
Effect of changes in other future expected assumptions	(3)	(31)
Ending balance, before effect of changes in the instrument-specific credit risk	493	1,043
Cumulative effect of changes in the instrument-specific credit risk	3	(164)
Ending balance	496	879
Less: ceded market risk benefits	(648)	(894)	$ (776)
MRB liabilities	(152)	(15)	$ (116)
Variable Annuities
Market Risk Benefit [Roll Forward]
Beginning balance	390	617
Beginning balance, before effect of changes in the instrument-specific credit risk	524	661
Issuances	10	10
Interest accrual	13	9
Attributed fees collected	295	232
Benefit payments	(107)	(109)
Effect of changes in interest rates	(19)	(709)
Effect of changes in equity markets	(619)	477
Effect of changes in equity index volatility	(128)	120
Actual policyholder behavior different from expected behavior	17	(142)
Effect of changes in future expected policyholder behavior	(10)	5
Effect of changes in other future expected assumptions	5	(30)
Ending balance, before effect of changes in the instrument-specific credit risk	(39)	524
Cumulative effect of changes in the instrument-specific credit risk	(8)	(134)
Ending balance	(47)	390
Less: ceded market risk benefits	(240)	(527)
MRB liabilities	(287)	(137)
Fixed Indexed Annuities
Market Risk Benefit [Roll Forward]
Beginning balance	489	845
Beginning balance, before effect of changes in the instrument-specific credit risk	519	845
Issuances	0	0
Interest accrual	29	15
Attributed fees collected	7	8
Benefit payments	(58)	(72)
Effect of changes in interest rates	(12)	(248)
Effect of changes in equity markets	19	(40)
Effect of changes in equity index volatility	2	1
Actual policyholder behavior different from expected behavior	13	11
Effect of changes in future expected policyholder behavior	21	0
Effect of changes in other future expected assumptions	(8)	(1)
Ending balance, before effect of changes in the instrument-specific credit risk	532	519
Cumulative effect of changes in the instrument-specific credit risk	11	(30)
Ending balance	543	489
Less: ceded market risk benefits	(408)	(367)
MRB liabilities	$ 135	$ 122